Cover Page	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Amalgamated Financial Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40136
Entity Tax Identification Number	85-2757101
Entity Address, Address Line One	Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	895-8988
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AMAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001823608
Amendment Flag	false